CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues: (include transactions with related parties of RMB29,293, RMB23,790 and RMB34,702 for the years ended December 31, 2020, 2021 and 2022, respectively)
Net revenues	¥ 5,013,182	$ 726,843	¥ 4,015,794	¥ 2,526,806
Cost of revenues: (include transactions with related parties of RMB115,231, RMB83,901 and RMB87,007 for the years ended December 31, 2020, 2021 and 2022, respectively)
Cost of revenues	(2,426,766)	(351,848)	(2,026,956)	(1,419,369)
Gross profit	2,586,416	374,995	1,988,838	1,107,437
Operating expenses:
Sales and marketing expenses (include transactions with related parties of RMB11,670, RMB17,182 and RMB15,037 for the years ended December 31, 2020, 2021 and 2022, respectively)	(2,328,095)	(337,542)	(2,077,638)	(1,473,604)
Research and development expenses (include transactions with related parties of RMB24,699, RMB32,839 and RMB49,550 for the years ended December 31, 2020, 2021 and 2022, respectively)	(803,791)	(116,538)	(607,373)	(372,184)
General and administrative expenses (include transactions with related parties of RMB11,887, RMB9,264 and RMB11,501 for the years ended December 31, 2020, 2021 and 2022, respectively)	(229,210)	(33,232)	(190,297)	(113,106)
Impairment of intangible assets from business combination (Note 5) | ¥			(56,778)
Total operating expenses	(3,361,096)	(487,312)	(2,932,086)	(1,958,894)
Loss from operations	(774,680)	(112,317)	(943,248)	(851,457)
Interest income	12,908	1,871	18,780	25,524
Interest expense (include interest expense charged by related parties of RMB31,215, RMB31,644 and RMB45,607 for the years ended December 31, 2020, 2021 and 2022, respectively)	(45,607)	(6,612)	(31,644)	(31,215)
Others, net (Note 15)	81,445	11,808	36,673	61,052
Loss before tax	(725,934)	(105,250)	(919,439)	(796,096)
Income tax expenses	(13,844)	(2,007)	(6,648)	(2,929)
Net loss from continuing operations	(739,778)	(107,257)	(926,087)	(799,025)
Net loss from discontinued operations	(6,105)	(885)	(100,267)	(954,327)
Net loss	(745,900)	(108,142)	(1,026,354)	(1,753,352)
Net loss attributable to noncontrolling interests	18,851	2,733	30,699	563
Net loss attributable to ordinary shareholders of the Company	(727,032)	(105,409)	(995,655)	(1,752,789)
Including:
Net loss from continuing operations attributable to ordinary shareholders of the Company	(720,927)	(104,524)	(895,388)	(798,462)
Net loss from discontinued operations attributable to ordinary shareholders of the Company	(6,105)	(885)	(100,267)	(954,327)
Net loss	(745,900)	(108,142)	(1,026,354)	(1,753,352)
Other comprehensive loss:
Foreign currency translation adjustment	(37,740)	(5,472)	(7,296)	(32,531)
Total other comprehensive loss	(37,740)	(5,472)	(7,296)	(32,531)
Total comprehensive loss	(783,623)	(113,614)	(1,033,650)	(1,785,883)
Comprehensive loss attributable to noncontrolling interests	18,851	2,733	30,699	563
Comprehensive loss attributable to ordinary shareholders of the Company	¥ (764,772)	$ (110,881)	¥ (1,002,951)	¥ (1,785,320)
Net loss per ordinary share/ADS
Basic | (per share)	¥ (5.88)	$ (0.85)	¥ (8.18)	¥ (15.53)
-Continuing operations | (per share)	(5.83)	(0.84)	(7.36)	(7.07)
-Discontinued operations | (per share)	(0.05)	(0.01)	(0.82)	(8.46)
Diluted | (per share)	(5.88)	(0.85)	(8.18)	(15.53)
-Continuing operations | (per share)	(5.83)	(0.84)	(7.36)	(7.07)
-Discontinued operations | (per share)	¥ (0.05)	$ (0.01)	¥ (0.82)	¥ (8.46)
Weighted average number of ordinary shares/ADSs
Basic	123,597,604	123,597,604	121,650,907	112,864,452
Diluted	123,597,604	123,597,604	121,650,907	112,864,452
Learning services [Member]
Net revenues: (include transactions with related parties of RMB29,293, RMB23,790 and RMB34,702 for the years ended December 31, 2020, 2021 and 2022, respectively)
Net revenues	¥ 3,084,375	$ 447,192	¥ 2,441,421	¥ 1,513,960
Cost of revenues: (include transactions with related parties of RMB115,231, RMB83,901 and RMB87,007 for the years ended December 31, 2020, 2021 and 2022, respectively)
Cost of revenues	(1,172,703)	(170,025)	(980,700)	(716,504)
Smart devices [Member]
Net revenues: (include transactions with related parties of RMB29,293, RMB23,790 and RMB34,702 for the years ended December 31, 2020, 2021 and 2022, respectively)
Net revenues	1,256,446	182,168	980,424	539,962
Cost of revenues: (include transactions with related parties of RMB115,231, RMB83,901 and RMB87,007 for the years ended December 31, 2020, 2021 and 2022, respectively)
Cost of revenues	(765,641)	(111,008)	(618,925)	(355,970)
Online marketing services [Member]
Net revenues: (include transactions with related parties of RMB29,293, RMB23,790 and RMB34,702 for the years ended December 31, 2020, 2021 and 2022, respectively)
Net revenues	672,361	97,483	593,949	472,884
Cost of revenues: (include transactions with related parties of RMB115,231, RMB83,901 and RMB87,007 for the years ended December 31, 2020, 2021 and 2022, respectively)
Cost of revenues	¥ (488,422)	$ (70,815)	¥ (427,331)	¥ (346,895)